SHARE ISSUANCES SINCE JUNE 18, 2004 (INCEPTION) (Details) (USD $)	3 Months Ended		12 Months Ended										114 Months Ended	117 Months Ended	48 Months Ended			12 Months Ended				3 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended								3 Months Ended	12 Months Ended										48 Months Ended	12 Months Ended	48 Months Ended		12 Months Ended												6 Months Ended		12 Months Ended				6 Months Ended	3 Months Ended	12 Months Ended															3 Months Ended		12 Months Ended		24 Months Ended	12 Months Ended			48 Months Ended			12 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2007 Conversion of Series A Preferred Stock [Member] Common Stock [Member] Equity Transactions Prior to 2008 [Member] Series A Preferred Stock [Member]	Dec. 31, 2007 Conversion of Series A Preferred Stock [Member] Equity Transactions Prior to 2008 [Member] Series A Preferred Stock [Member]	Dec. 31, 2007 Conversion of Note Payable [Member] Non-Convertible Note Prior to 2008 [Member]	Dec. 31, 2011 Conversion of Note Payable [Member] Convertible Note on June 17, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Conversion of Note Payable [Member] Convertible Note on September 27, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Conversion of Note Payable [Member] Convertible Note on December 30, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Conversion of Note Payable [Member] Convertible Note on January 4, 2011 [Member] Asher Enterprises, Inc. [Member]	Mar. 31, 2014 Conversion of Note Payable [Member] Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2013 Conversion of Note Payable [Member] Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2007 Conversion of Note Payable #2 [Member] Non-Convertible Note Prior to 2008 [Member]	Dec. 31, 2011 Conversion of Convertible Note, Principal [Member] Convertible Note on June 17, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Conversion of Convertible Note, Principal [Member] Convertible Note on September 27, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Conversion of Convertible Note, Principal [Member] Convertible Note on December 30, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Conversion of Convertible Note, Principal [Member] Convertible Note on January 4, 2011 [Member] Asher Enterprises, Inc. [Member]	Dec. 31, 2011 Conversion of Note Payable, Accrued Interest [Member] Convertible Note on June 17, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Conversion of Note Payable, Accrued Interest [Member] Convertible Note on September 27, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Conversion of Note Payable, Accrued Interest [Member] Convertible Note on December 30, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Conversion of Note Payable, Accrued Interest [Member] Convertible Note on January 4, 2011 [Member] Asher Enterprises, Inc. [Member]	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2005 Common Stock [Member]	Dec. 31, 2004 Common Stock [Member]	Dec. 31, 2007 Equity Transactions Prior to 2008 [Member] Series A Preferred Stock [Member]	Dec. 31, 2007 Equity Transactions Prior to 2008 [Member] Series I Preferred Stock [Member]	Dec. 31, 2007 Equity Transactions Prior to 2008 [Member] Series I Preferred Stock [Member]	Dec. 31, 2007 Equity Transactions Prior to 2008 [Member]	Dec. 31, 2013 Services Rendered [Member] Geological Services [Member]	Dec. 31, 2012 Services Rendered [Member] Geological Services [Member]	Dec. 31, 2011 Services Rendered [Member] Geological Services [Member]	Dec. 31, 2013 Services Rendered [Member] Safety and Health Services [Member]	Dec. 31, 2013 Services Rendered [Member] Mining Services [Member]	Dec. 31, 2012 Services Rendered [Member]	Dec. 31, 2009 Services Rendered [Member]	Dec. 31, 2008 Services Rendered [Member]	Dec. 31, 2010 Private Placement [Member]	Dec. 31, 2009 Private Placement [Member]	Dec. 31, 2008 Private Placement [Member]	Dec. 31, 2009 Stock Issued to Private Investor [Member] Chief Executive Officer [Member]	Dec. 31, 2013 Tangiers Securities Purchase Agreement [Member] Tangiers Investors, LP [Member]	Jun. 30, 2013 Tangiers Securities Purchase Agreement [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Tangiers Securities Purchase Agreement [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Tangiers Securities Purchase Agreement [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 Tangiers Securities Purchase Agreement [Member] Tangiers Investors, LP [Member]	Dec. 31, 2009 Tangiers Securities Purchase Agreement [Member] Tangiers Investors, LP [Member]	Jun. 30, 2013 Tangiers Securities Purchase Agreement [Member]	Mar. 31, 2014 Tangiers Securities Purchase Agreement Issuances after October 24, 2011 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Tangiers Securities Purchase Agreement Issuances after October 24, 2011 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Settlement of Consulting Agreement [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] Company Founder [Member]	Dec. 31, 2004 Series A Preferred Stock [Member] Company Founder [Member]	Dec. 31, 2009 Series A Preferred Stock [Member] Chief Executive Officer [Member]	Dec. 31, 2004 Series A Preferred Stock [Member] Ultimate Jukebox, Inc. and NetMusic Corp. [Member]	Dec. 31, 2009 Series G Preferred Stock [Member] Chief Executive Officer [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2004 Company Founder [Member]	Dec. 31, 2008 Majority Shareholder [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2009 Chief Executive Officer [Member]	Dec. 31, 2013 Board of Directors Chairman [Member]	Dec. 31, 2011 Board of Directors Chairman [Member]	Mar. 31, 2014 Chief Operating Officer [Member]	Mar. 31, 2014 Commissions to Carter Terry & Company [Member]	Dec. 31, 2013 Commissions to Carter Terry & Company [Member]	Dec. 31, 2012 Commissions to Carter Terry & Company [Member]	Dec. 31, 2013 Commissions to Carter Terry & Company [Member]	Dec. 31, 2004 Ultimate Jukebox, Inc. and NetMusic Corp. [Member]	Dec. 31, 2010 Ruby Developement Company [Member]	Dec. 31, 2011 Ruby Developement Company [Member]	Dec. 31, 2007 Non-Convertible Note Prior to 2008 [Member]	Dec. 31, 2007 Conversion of $12,000 Note [Member]	Dec. 31, 2010 Convertible Note on September 27, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Convertible Note on December 30, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 Convertible Note on December 30, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on August 2, 2012 [Member] Tonaquint, Inc. [Member]	Dec. 31, 2012 Convertible Note on December 30, 2011 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2012 Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2012 Tonaquint, Inc. [Member]
SHARE ISSUANCES SINCE JUNE 18, 2004 (INCEPTION) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			5,699,885	3,636,619	880,982																																						320,000																	13,564,152	5,700,049	3,636,619	19,726,822				11,801,616	880,982		1,200,000						320,000
Preferred Stock, Conversion Basis																one share of common stock per two shares of preferred stock																																																							one common share per two preferred shares	5 shares of common	one common share per two preferred shares	1/100 of an ounce of gold, or 20 shares of common
Stock Issued During Period, Value, New Issues																																											$ 320																	$ 459,000	$ 197,000	$ 227,000					$ 301,500									$ 1,520
Stock Issued During Period, Shares, Acquisitions (in Shares)																																											320,000																														1,200,000															320,000
Stock Issued During Period, Value, Acquisitions																																											320																																													(1,520)
Stock Issued During Period, Shares, Issued for Services (in Shares)																																															12,005,491	57,143	26,650	42,857	94,563	40,000		2,500,000	5,500,000														550,000												277,778			458,499
Stock Issued During Period, Value, Issued for Services	2,700		9,263	10,660	3,000		29,750	230,000	970,000	1,544,500	2,586,167																						100	192	117	43		2,500	5,500	10,575	1,309	121					5,100,667	4,000	4,000	3,000	3,782	1,480		29,750	230,000																										10,000			12,800
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)															1,200,000		1,250,000				557,528			100,000									2,515,280	11,229,545		4,459,092				1,350,000	1,202,000	12,127					2,574,127
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	50,208		283,921		173,852				121,500	2,207,600	180,225																						2,515	11,230		4,459				1,350	1,202	12					2,510,825
Development Stage Entities, Stock Issued, Shares, Issued for Cash (in Shares)																																	11,801,616	13,564,152		9,433,985	5,000,000	21,800,000	2,275,000			102,643	200,000				302,643									5,000,000	21,800,000	2,275,000					10,314,967
Development Stage Entities, Stock Issued, Value, Issued for Cash	301,500		459,300		768,000	50,000	173,000	10,000			517,700	5,000																					11,802	13,564		9,434	5,000	21,800	2,275			103	200				522,700									50,000	173,000	10,000					857,000
Stock Repurchased and Retired During Period, Shares (in Shares)																																								(200,000)							200,000
Stock Repurchased and Retired During Period, Value									(2,000)																															(200)							2,000																												100
Adjustments to Additional Paid in Capital, Other								10,000	70,623	164,371																																					164,371																														10,000
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)																																														100																										4,000,000		100,000								111,112
Preferred Stock, Voting Rights																																													the outstanding shares of Series I Preferred Stock shall vote together with the shares of Common Stock of the Corporation as a single class and, regardless of the number of shares of Series I Preferred Stock outstanding and as long as at least one of such shares of Series I Preferred Stock is outstanding, shall represent eighty percent (80%) of all votes entitled to be voted at any annual or special meeting of shareholders of the Corporation or action by written consent of shareholders. Each outstanding share of the Series I Preferred Stock shall represent its proportionate share of the 80% which is allocated to the outstanding shares of Series I Preferred Stock																											10 votes per share		no voting rights
Stock Issued During Period, Value, Share-based Compensation, Gross																																														101,000																																				10,000
Conversion of Stock, Shares Converted (in Shares)																																												2,400,000
Debt Conversion, Converted Instrument, Amount	0	0	180,000	0									433,912	433,912			50,000							12,000
Debt Conversion, Original Debt, Interest Rate of Debt																	20.00%																																																																											10.00%
Debt Instrument, Maturity Date, Description																	thirty days							one year																																																																								nine (9) months from the Effective Date			twelve (12) months from the Effective Date	nine (9) months from the Effective Date
Stock Issued During Period, Value, Conversion of Convertible Securities	50,208	80,787	283,920	0									457,772	507,980										121,500																1,200
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature				321,002	70,568	107,406			62,000																																																																																		62,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures			10,000		10,000																													278		111																																				253,785
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration (in Shares)																																		5,000,000		2,000,000		10,000,000																					10,000,000																				2,000,000
Increase (Decrease) in Deferred Compensation																																																																																(100,000)
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration			180,000		180,000		187,500																											5,000		2,000		10,000																					187,500																				180,000
Line of Credit Facility, Maximum Borrowing Capacity																																																																	5,000,000
Line of Credit Facility, Description																																																															Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the 5-day pricing period immediately following any advance notice provided to Tangiers.		Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the pricing period as quoted by Bloomberg, LP on the Over-the-Counter Bulletin Board ("OTCBB").	Company amended the Securities Purchase Agreement with Tangiers Investors LP ("Tangiers") dated October 7, 2009 to (a) increase the commitment amount from $5 million to $10 million, (b) increase the term from 3 years to 5 years, (c) increase the maximum draw from $100,000 to $250,000, (d) provides for up to 300% of the base amount of each draw as determined by the average daily trading volume in dollar amount during the 10 trading days (the "Base Amount") preceding the Advance Note date, and (e) the price on the Base Amount remains 90% of the lowest volume weighted average price of the Company's common stock during the 5 day pricing period following each Advance Notice (the "Market Price"), any Advance Notice that exceeds the Base Amount by up to 200% will be further discounted by 7.5% (or 82.5% of the Market Price), and any Advance Notice in excess of 200% and up to 300% of the Base Amount will be further discounted by an additional 7.5% (or 75% of the Market Price).
Line of Credit Facility, Covenant Terms																																																															limited to $100,000 per 10 consecutive trading days after the advance notice		limited to $100,000 per 10 consecutive trading days after the advance notice
Line of Credit Facility, Commitment Fee Amount																																																																	85,000
Stock Issued During Period, jValue, Commitment Fee on Equity Offering																																																																	115,310
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)																																																					90,000											6,589,147																			100,000		148,750	85,000	233,750									85,000
Stock Issued During Period, Shares, Purchase of Assets (in Shares)																																					10,000,000																																																				10,000,000
Stock Issued During Period, Value, Purchase of Assets						150,000																															10,000																																																				150,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																		863,681	1,600,467	1,437,416		2,515,280	11,229,545																																																																											11,229,544
Debt Conversion, Original Debt, Amount																		18,725	52,495	51,612	51,020	50,208	283,920		17,500	50,000	50,000	50,000	1,225	2,495	1,612	1,020																																																																		283,920
Common stock issued for settlement of services					62,095																															550																																	62,095
Stock issued during period, exercise of warrants (in Shares)																																																																																														500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)																																																																																														$ 0.05
Proceeds from Warrant Exercises	0	0	0	0									25,000	25,000																																																																																25,000
Class of Warrant or Rights Exercised (in Shares)	0		0	500,000	0	0																																																																																								500,000
Debt Instrument, Face Amount																																																																																													50,000		50,000	100,000	25,000		550,000	100,000
Debt Instrument, Unamortized Discount	0		0										0	0																																																																																	14,195	10,000			123,017
Debt Instrument, Fee Amount																																																																																																3,000				3,000
Convertible Debt																																																																																																113,000
Debt Instrument, Interest Rate, Stated Percentage																																																																																										3.00%						8.00%				8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																																																																																$ 0.06				$ 0.06
Debt Instrument, Payment Terms																																																																																																The Note is self-amortizing, such that it may be repaid in cash in three monthly installments of $37,666.67 plus accrued interest beginning 180 days from the Effective Date. In lieu of cash payments, the Company may elect to convert the note to shares at 70% of the arithmetic average of the three (3) lowest VWAPs of the shares of Common Stock during the ten (10) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date. In addition, the Company retains the option of pre-paying the Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest.				The Note is self-amortizing, such that it may be repaid in cash in three monthly installments of $37,666 plus accrued interest beginning 180 days from the Effective Date.
Debt Instrument, Frequency of Periodic Payment																																																																																																three monthly installments
Debt Instrument, Periodic Payment																																																																																																37,666.67
Payments of Financing Costs	28,400	5,000	36,950	24,500									61,450	89,850																																																																							17,500	19,391	36,891									10,000
Stock Issued During Period, Value, Restricted Stock Award, Gross																																																					6,660																														2,700		6,481	5,610	12,091									5,610
Proceeds from Issuance of Common Stock	301,500	0	459,300	0									1,982,000	2,283,500																																																201,464
Repayments of Notes Payable																																																																																																	25,536
Number of Partial Conversion Notices Received																							12
Deferred Compensation Arrangement with Individual, Shares Issued (in Shares)			5,000,000																																																																											5,000,000	2,000,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued			$ 180,000		$ 180,000																																																																									$ 180,000	$ 180,000